Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2012 and covers activity from December 26, 2011 through January 25, 2012.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of February.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer
Name: Beth Schaefer Title: Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	January 31, 2012
Number of days in Monthly Period	31
Beginning Number of Accounts	23,977,282
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	33,304,920,251.61
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	33,304,920,251.61
Finance Charge Collections (excluding Recoveries)	557,399,730.17
Collections of Discount Option Receivables	230,473.02
Recoveries	25,072,873.60
Total Collections of Finance Charge Receivables	582,703,076.79
Total Collections of Principal Receivables	10,739,154,801.91
Monthly Payment Rate	31.2048%
Defaulted Amount	85,624,556.06
Annualized Default Rate	3.1767%
Annualized Default Rate, Net of Recoveries	2.2465%
Trust Portfolio Yield	17.5731%
New Principal Receivables	9,255,844,730.54
Ending Number of Accounts	23,834,386
Ending Principal Receivables Balance	31,735,985,624.18
Ending Required Minimum Principal Balance	19,613,314,000.00
Ending Transferor Amount	13,405,785,624.18
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	31,735,985,624.18

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.18%	12,715,694.90	547,138.03	234,348,884.40	1,868,491.47
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.27%	19,073,542.35	820,707.04	351,523,326.59	2,802,737.21
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	15,894,618.63	683,922.53	292,936,105.50	2,335,614.34
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.82%	22,252,466.08	957,491.55	410,110,547.69	3,269,860.08
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	15,894,618.63	683,922.53	292,936,105.50	2,335,614.34
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	15,894,618.63	683,922.53	292,936,105.50	2,335,614.34
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	15,894,618.63	683,922.53	292,936,105.50	2,335,614.34
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	4.91%	28,610,313.53	1,231,060.56	527,284,989.89	4,204,105.82
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.55%	38,147,084.71	1,641,414.08	703,046,653.19	5,605,474.42
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.44%	43,349,011.92	1,865,245.51	798,917,610.05	6,369,864.94
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.32%	19,326,457.53	831,589.61	356,184,525.91	2,839,901.51
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	4.96%	28,899,309.49	1,243,495.64	532,611,154.16	4,246,571.96
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.37%	48,767,582.77	2,098,398.80	898,781,286.03	7,166,089.89
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.25%	18,965,204.63	816,045.42	349,526,674.10	2,786,817.66
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.41%	19,868,273.29	854,903.17	366,170,131.87	2,919,517.93
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.61%	38,532,433.84	1,657,995.10	710,148,596.13	5,662,099.06
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.27%	48,165,621.78	2,072,497.29	887,687,209.84	7,077,635.50
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.62%	32,752,578.30	1,409,296.24	603,626,482.47	4,812,785.60
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.61%	38,532,433.84	1,657,995.10	710,148,596.13	5,662,099.06
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.61%	38,532,433.84	1,657,995.10	710,148,596.13	5,662,099.06
2009-D-II	712,007,000	712,007,000.00	0.00	49,840,490.00	3.88%	22,634,159.45	973,915.26	417,145,115.33	3,325,947.52

Total	18,330,200,000.00	18,330,200,000.00	0.00	1,283,114,000.00	100.00%	582,703,076.77	25,072,873.62	10,739,154,801.91	85,624,556.05

Trust	18,330,200,000.00	18,330,200,000.00	0.00	1,283,114,000.00	100.00%	582,703,076.77	25,072,873.62	10,739,154,801.91	85,624,556.05

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 2

2004-2	400,000,000.00	6,998,402.30	165,976.66	1,028,371.25	666,666.67	0.00	1,861,014.58	6,777,332.59	0.00	4,916,318.01
2005-2	600,000,000.00	10,497,603.46	209,621.67	1,542,556.87	1,000,000.00	0.00	2,752,178.54	10,126,655.55	0.00	7,374,477.01
2005-4	500,000,000.00	8,748,002.88	161,151.39	1,285,464.06	833,333.33	0.00	2,279,948.78	8,425,346.29	0.00	6,145,397.51
2005-7	700,000,000.00	12,247,204.04	225,950.28	1,799,649.68	1,166,666.67	0.00	3,192,266.63	11,795,823.14	0.00	8,603,556.51
2007-1	500,000,000.00	8,748,031.50	131,426.39	1,285,464.06	833,333.33	0.00	2,250,223.78	8,395,621.29	0.00	6,145,426.13
2007-2	500,000,000.00	8,748,002.88	145,704.86	1,285,464.06	833,333.33	0.00	2,264,502.25	8,409,899.76	0.00	6,145,397.51
2007-5	500,000,000.00	8,748,002.88	137,951.38	1,285,464.06	833,333.33	0.00	2,256,748.77	8,402,146.28	0.00	6,145,397.51
2007-7	900,000,000.00	15,746,405.19	257,375.00	2,313,835.31	1,500,000.00	0.00	4,071,210.31	15,132,925.83	0.00	11,061,715.52
2007-8	1,200,000,000.00	20,995,206.92	649,696.67	3,085,113.74	2,000,000.00	0.00	5,734,810.41	20,483,764.43	0.00	14,748,954.02
2008-2	1,363,638,000.00	23,858,218.31	2,114,754.07	3,505,815.28	2,272,730.00	0.00	7,893,299.35	24,653,494.49	0.00	16,760,195.14
2008-4	607,956,000.00	10,636,801.68	968,762.61	1,563,011.18	1,013,260.00	0.00	3,545,033.79	11,017,296.37	0.00	7,472,262.58
2008-5	909,091,000.00	15,905,461.38	949,530.61	2,337,207.62	1,515,151.66	0.00	4,801,889.89	15,975,341.03	0.00	11,173,451.14
2008-6	1,534,091,000.00	26,840,464.98	2,222,702.05	3,944,037.70	2,556,818.33	0.00	8,723,558.08	27,578,756.10	0.00	18,855,198.02
2008-7	596,592,000.00	10,437,977.07	864,266.81	1,533,795.15	994,320.00	0.00	3,392,381.96	10,724,971.94	0.00	7,332,589.98
2008-9	625,000,000.00	10,935,003.61	1,071,061.64	1,606,830.08	1,041,666.67	0.00	3,719,558.39	11,401,305.28	0.00	7,681,746.89
2009-1	1,212,122,000.00	21,207,293.50	3,233,328.81	3,116,278.54	2,020,203.34	0.00	8,369,810.69	23,267,753.73	0.00	14,897,943.04
2009-2	1,515,155,000.00	26,509,160.62	2,057,022.30	3,895,354.60	2,525,258.33	0.00	8,477,635.23	27,100,094.76	0.00	18,622,459.53
2010-1	1,030,304,000.00	18,026,204.72	490,589.18	2,648,837.53	1,717,173.34	0.00	4,856,600.05	17,519,855.32	0.00	12,663,255.27
2011-1	1,212,122,000.00	21,207,293.50	518,576.34	3,116,278.54	2,020,203.34	0.00	5,655,058.22	20,553,001.26	0.00	14,897,943.04
2011-2	1,212,122,000.00	21,207,293.50	472,195.92	3,116,278.54	2,020,203.34	0.00	5,608,677.80	20,506,620.84	0.00	14,897,943.04

Total	17,618,193,000.00	308,248,034.92	17,047,644.64	45,295,107.85	29,363,655.01	0.00	91,706,407.50	308,248,006.28	0.00	216,541,627.40

Trust Total	17,618,193,000.00	308,248,034.92	17,047,644.64	45,295,107.85	29,363,655.01	0.00	91,706,407.50	308,248,006.28	0.00	216,541,627.40

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 2	308,248,006.30	91,706,407.50	216,541,598.80

D. Trust Performance

Delinquencies:

31-60 Days Delinquent:	141,203,335
61-90 Days Delinquent:	107,168,791
90+ Days Delinquent:	250,988,704
Total 30+ Days Delinquent:	499,360,830

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 10, 2012 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	726,777,018.29	400,000,000.00	326,777,018.29
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	12,715,694.90	6,998,402.30	5,717,292.60
Collections of Principal Receivables	234,348,884.40	128,979,799.03	105,369,085.37
Defaulted Amount	1,868,491.47	1,028,371.25	840,120.22

Ending Invested Amount / Transferor Amount	692,539,865.89	400,000,000.00	292,539,865.89

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.45510%	0.65510%	0.95510%
Monthly Interest Due	122,447.18	15,831.58	27,697.90	165,976.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	122,447.18	15,831.58	27,697.90	165,976.66
Investor Default Amount	858,690.00	77,127.84	92,553.41	1,028,371.25
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,537,803.85	142,959.42	180,251.31	1,861,014.58

Reallocated Investor Finance Charge Collections				6,777,332.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9223%
Base Rate				2.6200%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	122,447.18	15,831.58	27,697.90	165,976.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	122,447.18	15,831.58	27,697.90	165,976.66
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

000.00
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

000.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.53
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.53
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,944,015.90
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$27,697.90
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,916,318.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$5,659,072.71
a. Class A Monthly Interest:	$122,447.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$858,690.00
e. Excess Spread:	$4,677,935.53

2. Class B Available Funds:	$508,299.94
a. Class B Monthly Interest:	$15,831.58
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$492,468.36

3. Collateral Available Funds:	$609,959.93
a. Excess Spread:	$609,959.93

4. Total Excess Spread:	$5,780,363.82

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2004-2 Allocable Principal Collections:	$234,348,884.40
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$128,979,799.03
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$128,979,799.03
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,028,371.25
8. Available Principal Collections (total of items 5., 6. & 7.):	$130,008,170.28

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$130,008,170.28

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$5,780,363.82
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$77,127.84
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$27,697.90
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$92,553.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,916,318.00

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$5,780,363.82
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$77,127.84
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$27,697.90
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$92,553.41
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,916,318.00

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6200%
b. Prior Monthly Period:	2.3588%
c. Second Prior Monthly Period:	2.5134%

2. Three Month Average Base Rate:	2.4974%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9223%
b. Prior Monthly Period:	15.7991%
c. Second Prior Monthly Period:	16.6852%

4. Three Month Average Series Adjusted Portfolio Yield:	16.4689%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,090,165,527.43	600,000,000.00	490,165,527.43
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	19,073,542.35	10,497,603.46	8,575,938.89
Collections of Principal Receivables	351,523,326.59	193,469,698.54	158,053,628.05
Defaulted Amount	2,802,737.21	1,542,556.87	1,260,180.34

Ending Invested Amount / Transferor Amount	1,038,809,798.83	600,000,000.00	438,809,798.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.38510%	0.56510%	0.77510%
Monthly Interest Due	155,419.94	20,484.88	33,716.85	209,621.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	155,419.94	20,484.88	33,716.85	209,621.67
Investor Default Amount	1,288,034.98	115,691.77	138,830.12	1,542,556.87
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,278,454.92	211,176.65	262,546.97	2,752,178.54

Reallocated Investor Finance Charge Collections				10,126,655.55
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8451%
Base Rate				2.5374%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	155,419.94	20,484.88	33,716.85	209,621.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	155,419.94	20,484.88	33,716.85	209,621.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

000.00
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.31
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

000.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.46
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.46
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,408,193.86
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$33,716.85
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,374,477.01

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,455,757.38
a. Class A Monthly Interest:	$155,419.94
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,288,034.98
e. Excess Spread:	$7,012,302.46

2. Class B Available Funds:	$759,499.17
a. Class B Monthly Interest:	$20,484.88
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$739,014.29

3. Collateral Available Funds:	$911,399.00
a. Excess Spread:	$911,399.00

4. Total Excess Spread:	$8,662,715.75

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2005-2 Allocable Principal Collections:	$351,523,326.59
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$193,469,698.54
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$193,469,698.54
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,542,556.87
8. Available Principal Collections (total of items 5., 6. & 7.):	$195,012,255.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$195,012,255.41

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$8,662,715.75
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$115,691.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$33,716.85
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$138,830.12
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,374,477.01

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$8,662,715.75
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$115,691.77
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$33,716.85
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$138,830.12
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,374,477.01

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5374%
b. Prior Monthly Period:	2.2763%
c. Second Prior Monthly Period:	2.4309%

2. Three Month Average Base Rate:	2.4149%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8451%
b. Prior Monthly Period:	15.7112%
c. Second Prior Monthly Period:	16.6027%

4. Three Month Average Series Adjusted Portfolio Yield:	16.3864%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	908,471,272.86	500,000,000.00	408,471,272.86
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	15,894,618.63	8,748,002.88	7,146,615.75
Collections of Principal Receivables	292,936,105.50	161,224,748.79	131,711,356.71
Defaulted Amount	2,335,614.34	1,285,464.06	1,050,150.28

Ending Invested Amount / Transferor Amount	865,674,832.36	500,000,000.00	365,674,832.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.35510%	0.53510%	0.70510%
Monthly Interest Due	119,427.03	16,164.48	25,559.88	161,151.39
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	119,427.03	16,164.48	25,559.88	161,151.39
Investor Default Amount	1,073,362.49	96,409.80	115,691.77	1,285,464.06
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,888,622.85	175,074.28	216,251.65	2,279,948.78

Reallocated Investor Finance Charge Collections				8,425,346.29
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8133%
Base Rate				2.5034%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	119,427.03	16,164.48	25,559.88	161,151.39
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	119,427.03	16,164.48	25,559.88	161,151.39
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.29
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.43
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,170,957.39
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$25,559.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,145,397.51

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,035,164.15
a. Class A Monthly Interest:	$119,427.03
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,073,362.49
e. Excess Spread:	$5,842,374.63

2. Class B Available Funds:	$631,900.97
a. Class B Monthly Interest:	$16,164.48
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$615,736.49

3. Collateral Available Funds:	$758,281.17
a. Excess Spread:	$758,281.17

4. Total Excess Spread:	$7,216,392.29

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2005-4 Allocable Principal Collections:	$292,936,105.50
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$161,224,748.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$161,224,748.79
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,285,464.06
8. Available Principal Collections (total of items 5., 6. & 7.):	$162,510,212.85

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$162,510,212.85

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$7,216,392.29
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$96,409.80
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$25,559.88
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$115,691.77
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,145,397.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$7,216,392.29
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$96,409.80
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$25,559.88
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$115,691.77
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,145,397.51

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5034%
b. Prior Monthly Period:	2.2422%
c. Second Prior Monthly Period:	2.3968%

2. Three Month Average Base Rate:	2.3808%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8133%
b. Prior Monthly Period:	15.6750%
c. Second Prior Monthly Period:	16.5686%

4. Three Month Average Series Adjusted Portfolio Yield:	16.3523%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,271,859,782.01	700,000,000.00	571,859,782.01
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	22,252,466.08	12,247,204.04	10,005,262.04
Collections of Principal Receivables	410,110,547.69	225,714,648.30	184,395,899.39
Defaulted Amount	3,269,860.08	1,799,649.68	1,470,210.40

Ending Invested Amount / Transferor Amount	1,211,944,765.30	700,000,000.00	511,944,765.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.35510%	0.55510%	0.69510%
Monthly Interest Due	167,197.85	23,476.10	35,276.33	225,950.28
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	167,197.85	23,476.10	35,276.33	225,950.28
Investor Default Amount	1,502,707.48	134,973.73	161,968.47	1,799,649.68
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,644,072.00	245,949.83	302,244.80	3,192,266.63

Reallocated Investor Finance Charge Collections				11,795,823.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8138%
Base Rate				2.5040%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	167,197.85	23,476.10	35,276.33	225,950.28
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	167,197.85	23,476.10	35,276.33	225,950.28
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.29
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,638,832.84
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,276.33
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,603,556.51

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,849,512.32
a. Class A Monthly Interest:	$167,197.85
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,502,707.48
e. Excess Spread:	$8,179,606.99

2. Class B Available Funds:	$884,686.74
a. Class B Monthly Interest:	$23,476.10
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$861,210.64

3. Collateral Available Funds:	$1,061,624.08
a. Excess Spread:	$1,061,624.08

4. Total Excess Spread:	$10,102,441.71

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2005-7 Allocable Principal Collections:	$410,110,547.69
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$225,714,648.30
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$225,714,648.30
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,799,649.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$227,514,297.98

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$227,514,297.98

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$10,102,441.71
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$134,973.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$35,276.33
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$161,968.47
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$8,603,556.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$10,102,441.71
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$134,973.73
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$35,276.33
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$161,968.47
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$8,603,556.51

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5040%
b. Prior Monthly Period:	2.2428%
c. Second Prior Monthly Period:	2.3974%

2. Three Month Average Base Rate:	2.3814%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8138%
b. Prior Monthly Period:	15.6756%
c. Second Prior Monthly Period:	16.5692%

4. Three Month Average Series Adjusted Portfolio Yield:	16.3529%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	908,471,272.86	500,000,000.00	408,471,272.86
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	15,894,618.63	8,748,031.50	7,146,615.75
Collections of Principal Receivables	292,936,105.50	161,224,748.79	131,711,356.71
Defaulted Amount	2,335,614.34	1,285,464.06	1,050,150.28
Ending Invested Amount / Transferor Amount	865,674,832.36	500,000,000.00	365,674,832.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,200,000.00	0.00	0.00	2,200,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	2,200,000.00	0.00	0.00	2,200,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,200,000.00	0.00	0.00	2,200,000.00
LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.30510%	0.39510%	0.55510%
Monthly Interest Due	108,141.00	8,752.56	14,532.83	131,426.39
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	108,141.00	8,752.56	14,532.83	131,426.39
Investor Default Amount	1,131,208.38	70,700.52	83,555.16	1,285,464.06
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,972,682.71	125,286.41	152,254.66	2,250,223.78
Reallocated Investor Finance Charge Collections				8,395,621.29
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				28.62
Series Adjusted Portfolio Yield				16.7433%
Base Rate				2.4285%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	108,141.00	8,752.56	14,532.83	131,426.39
Deposits to the Principal Funding Account	440,000,000.00	27,500,000.00	0.00	467,500,000.00
Distributions of Principal	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Total Distributions	440,108,141.00	27,508,752.56	32,514,532.83	500,131,426.39
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1,000.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1,000.32
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$38,659,958.96
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,532.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$32,500,000.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,145,426.13

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,388,171.92
a. Class A Monthly Interest:	$108,141.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,131,208.38
e. Excess Spread:	$6,148,822.54

2. Class B Available Funds:	$461,760.75
a. Class B Monthly Interest:	$8,752.56
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$453,008.19

3. Collateral Available Funds:	$545,717.24
a. Excess Spread:	$545,717.24

4. Total Excess Spread:	$7,147,547.97

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2007-1 Allocable Principal Collections:	$292,936,105.50
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$161,224,748.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$161,224,748.79
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$337,489,787.15
7. Other amounts treated as Available Principal Collections:	$1,285,464.06
8. Available Principal Collections (total of items 5., 6. & 7.):	$500,000,000.00

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	N/A
2. Required Collateral Invested Amount:	N/A
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	N/A
4. Treated as Shared Principal Collections:	N/A

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$467,500,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$32,500,000.00
3. Distribution of Principal:	$500,000,000.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$7,147,547.97
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$70,700.52
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,532.83
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,145,426.13

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$7,147,547.97
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$70,700.52
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,532.83
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$6,145,426.13

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4285%
b. Prior Monthly Period:	2.1674%
c. Second Prior Monthly Period:	2.3220%

2. Three Month Average Base Rate:	2.3060%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7433%
b. Prior Monthly Period:	15.5953%
c. Second Prior Monthly Period:	16.4946%

4. Three Month Average Series Adjusted Portfolio Yield:	16.2778%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	908,471,272.86	500,000,000.00	408,471,272.86
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	15,894,618.63	8,748,002.88	7,146,615.75
Collections of Principal Receivables	292,936,105.50	161,224,748.79	131,711,356.71
Defaulted Amount	2,335,614.34	1,285,464.06	1,050,150.28
Ending Invested Amount / Transferor Amount	865,674,832.36	500,000,000.00	365,674,832.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.33510%	0.46510%	0.63510%
Monthly Interest Due	118,774.33	10,303.26	16,627.27	145,704.86
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	118,774.33	10,303.26	16,627.27	145,704.86
Investor Default Amount	1,131,208.38	70,700.52	83,555.16	1,285,464.06
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,983,316.04	126,837.11	154,349.10	2,264,502.25
Reallocated Investor Finance Charge Collections				8,409,899.76
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7769%
Base Rate				2.4645%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	118,774.33	10,303.26	16,627.27	145,704.86
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	118,774.33	10,303.26	16,627.27	145,704.86
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.37
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,162,024.78
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,627.27
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,145,397.51

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,400,711.79
a. Class A Monthly Interest:	$118,774.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,131,208.38
e. Excess Spread:	$6,150,729.08

2. Class B Available Funds:	$462,544.49
a. Class B Monthly Interest:	$10,303.26
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$452,241.23

3. Collateral Available Funds:	$546,643.48
a. Excess Spread:	$546,643.48

4. Total Excess Spread:	$7,149,613.79

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2007-2 Allocable Principal Collections:	$292,936,105.50
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$161,224,748.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$161,224,748.79
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,285,464.06
8. Available Principal Collections (total of items 5., 6. & 7.):	$162,510,212.85

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$162,510,212.85

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$7,149,613.79
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$70,700.52
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,627.27
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,145,397.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$7,149,613.79
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$70,700.52
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,627.27
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,145,397.51

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4645%
b. Prior Monthly Period:	2.2033%
c. Second Prior Monthly Period:	2.3580%

2. Three Month Average Base Rate:	2.3419%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7769%
b. Prior Monthly Period:	15.6336%
c. Second Prior Monthly Period:	16.5297%

4. Three Month Average Series Adjusted Portfolio Yield:	16.3134%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	908,471,272.86	500,000,000.00	408,471,272.86
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	15,894,618.63	8,748,002.88	7,146,615.75
Collections of Principal Receivables	292,936,105.50	161,224,748.79	131,711,356.71
Defaulted Amount	2,335,614.34	1,285,464.06	1,050,150.28

Ending Invested Amount / Transferor Amount	865,674,832.36	500,000,000.00	365,674,832.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,200,000.00	0.00	0.00	2,200,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,200,000.00	0.00	0.00	2,200,000.00
Required Reserve Account Amount	2,200,000.00	0.00	0.00	2,200,000.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.31510%	0.43510%	0.63510%
Monthly Interest Due	111,685.44	9,638.67	16,627.27	137,951.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	111,685.44	9,638.67	16,627.27	137,951.38
Investor Default Amount	1,131,208.38	70,700.52	83,555.16	1,285,464.06
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,976,227.15	126,172.52	154,349.10	2,256,748.77

Reallocated Investor Finance Charge Collections				8,402,146.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7586%
Base Rate				2.4450%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	111,685.44	9,638.67	16,627.27	137,951.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	111,685.44	9,638.67	16,627.27	137,951.38
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.35
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.35
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$3,962,024.79
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,627.27
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$3,945,397.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,393,888.73
a. Class A Monthly Interest:	$111,685.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,131,208.38
e. Excess Spread:	$6,150,994.91

2. Class B Available Funds:	$462,118.05
a. Class B Monthly Interest:	$9,638.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$452,479.38

3. Collateral Available Funds:	$546,139.51
a. Excess Spread:	$546,139.51

4. Total Excess Spread:	$7,149,613.80

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2007-5 Allocable Principal Collections:	$292,936,105.50
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$161,224,748.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$161,224,748.79
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,285,464.06
8. Available Principal Collections (total of items 5., 6. & 7.):	$162,510,212.85

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$162,510,212.85

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$7,149,613.80
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$70,700.52
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,627.27
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$2,200,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,945,397.52

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$7,149,613.80
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$70,700.52
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,627.27
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$83,555.16
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$2,200,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,945,397.52

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4450%
b. Prior Monthly Period:	2.1838%
c. Second Prior Monthly Period:	2.3384%

2. Three Month Average Base Rate:	2.3224%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7586%
b. Prior Monthly Period:	15.6128%
c. Second Prior Monthly Period:	16.5102%

4. Three Month Average Series Adjusted Portfolio Yield:	16.2939%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,635,248,291.15	900,000,000.00	735,248,291.15
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	28,610,313.53	15,746,405.19	12,863,908.34
Collections of Principal Receivables	527,284,989.89	290,204,547.82	237,080,442.07
Defaulted Amount	4,204,105.82	2,313,835.31	1,890,270.51
Ending Invested Amount / Transferor Amount	1,558,214,698.24	900,000,000.00	658,214,698.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.32510%	0.45510%	0.67510%
Monthly Interest Due	207,413.80	18,147.11	31,814.09	257,375.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	207,413.80	18,147.11	31,814.09	257,375.00
Investor Default Amount	2,036,175.07	127,260.94	150,399.30	2,313,835.31
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,563,588.87	227,908.05	279,713.39	4,071,210.31

Reallocated Investor Finance Charge Collections				15,132,925.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7705%
Base Rate				2.4576%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	207,413.80	18,147.11	31,814.09	257,375.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	207,413.80	18,147.11	31,814.09	257,375.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.26
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.37
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,093,529.61
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$31,814.09
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,061,715.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,316,974.73
a. Class A Monthly Interest:	$207,413.80
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,036,175.07
e. Excess Spread:	$11,073,385.86

2. Class B Available Funds:	$832,310.92
a. Class B Monthly Interest:	$18,147.11
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$814,163.81

3. Collateral Available Funds:	$983,640.18
a. Excess Spread:	$983,640.18

4. Total Excess Spread:	$12,871,189.85

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2007-7 Allocable Principal Collections:	$527,284,989.89
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$290,204,547.82
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$290,204,547.82
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,313,835.31
8. Available Principal Collections (total of items 5., 6. & 7.):	$292,518,383.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$292,518,383.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$12,871,189.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$127,260.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$31,814.09
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$150,399.30
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,061,715.52

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$12,871,189.85
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$127,260.94
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$31,814.09
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$150,399.30
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,061,715.52

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4576%
b. Prior Monthly Period:	2.1965%
c. Second Prior Monthly Period:	2.3511%

2. Three Month Average Base Rate:	2.3351%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7705%
b. Prior Monthly Period:	15.6263%
c. Second Prior Monthly Period:	16.5229%

4. Three Month Average Series Adjusted Portfolio Yield:	16.3066%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,180,331,054.87	1,200,000,000.00	980,331,054.87
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	38,147,084.71	20,995,206.92	17,151,877.79
Collections of Principal Receivables	703,046,653.19	386,939,397.09	316,107,256.10
Defaulted Amount	5,605,474.42	3,085,113.74	2,520,360.68
Ending Invested Amount / Transferor Amount	2,077,619,597.66	1,200,000,000.00	877,619,597.66

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.58510%	0.98510%	1.58510%
Monthly Interest Due	497,725.07	52,374.48	99,597.12	649,696.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	497,725.07	52,374.48	99,597.12	649,696.67
Investor Default Amount	2,714,900.09	169,681.26	200,532.39	3,085,113.74
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,972,625.16	332,055.74	430,129.51	5,734,810.41

Reallocated Investor Finance Charge Collections				20,483,764.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0713%
Base Rate				2.7791%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	497,725.07	52,374.48	99,597.12	649,696.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	497,725.07	52,374.48	99,597.12	649,696.67
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.47
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.47
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,848,551.14
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$99,597.12
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,748,954.02

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$18,025,712.70
a. Class A Monthly Interest:	$497,725.07
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,714,900.09
e. Excess Spread:	$14,813,087.54

2. Class B Available Funds:	$1,126,607.04
a. Class B Monthly Interest:	$52,374.48
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,074,232.56

3. Collateral Available Funds:	$1,331,444.69
a. Excess Spread:	$1,331,444.69

4. Total Excess Spread:	$17,218,764.79

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2007-8 Allocable Principal Collections:	$703,046,653.19
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$386,939,397.09
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$386,939,397.09
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,085,113.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$390,024,510.83

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$390,024,510.83

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$17,218,764.79
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$169,681.26
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$99,597.12
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$200,532.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,748,954.02

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$17,218,764.79
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$169,681.26
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$99,597.12
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$200,532.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,748,954.02

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.7791%
b. Prior Monthly Period:	2.5180%
c. Second Prior Monthly Period:	2.6726%

2. Three Month Average Base Rate:	2.6566%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0713%
b. Prior Monthly Period:	15.9685%
c. Second Prior Monthly Period:	16.8444%

4. Three Month Average Series Adjusted Portfolio Yield:	16.6281%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,477,651,899.16	1,363,638,000.00	1,114,013,899.16
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	43,349,011.92	23,858,218.31	19,490,793.61
Collections of Principal Receivables	798,917,610.05	439,704,387.97	359,213,222.08
Defaulted Amount	6,369,864.94	3,505,815.28	2,864,049.66
Ending Invested Amount / Transferor Amount	2,360,934,194.09	1,363,638,000.00	997,296,194.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.54510%	4.03510%	5.28510%
Monthly Interest Due	1,493,596.67	243,790.54	377,366.86	2,114,754.07
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,493,596.67	243,790.54	377,366.86	2,114,754.07
Investor Default Amount	3,085,113.74	192,822.18	227,879.36	3,505,815.28
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,578,710.41	561,614.39	752,974.55	7,893,299.35

Reallocated Investor Finance Charge Collections				24,653,494.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2597%
Base Rate				4.0496%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,493,596.67	243,790.54	377,366.86	2,114,754.07
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,493,596.67	243,790.54	377,366.86	2,114,754.07
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.25
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.25
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,137,562.00
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$377,366.86
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,760,195.14

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,695,049.12
a. Class A Monthly Interest:	$1,493,596.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,085,113.74
e. Excess Spread:	$17,116,338.71

2. Class B Available Funds:	$1,355,958.65
a. Class B Monthly Interest:	$243,790.54
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,112,168.11

3. Collateral Available Funds:	$1,602,486.72
a. Excess Spread:	$1,602,486.72

4. Total Excess Spread:	$19,830,993.54

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-2 Allocable Principal Collections:	$798,917,610.05
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$439,704,387.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$439,704,387.97
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,505,815.28
8. Available Principal Collections (total of items 5., 6. & 7.):	$443,210,203.25

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$443,210,203.25

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$19,830,993.54
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$192,822.18
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$377,366.86
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$227,879.36
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,760,195.14

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$19,830,993.54
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$192,822.18
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$377,366.86
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$227,879.36
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$16,760,195.14

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0496%
b. Prior Monthly Period:	3.7884%
c. Second Prior Monthly Period:	3.9431%

2. Three Month Average Base Rate:	3.9270%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.2597%
b. Prior Monthly Period:	17.3210%
c. Second Prior Monthly Period:	18.1149%

4. Three Month Average Series Adjusted Portfolio Yield:	17.8985%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,104,621,122.33	607,956,000.00	496,665,122.33
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	19,326,457.53	10,636,801.68	8,689,655.85
Collections of Principal Receivables	356,184,525.91	196,035,106.75	160,149,419.16
Defaulted Amount	2,839,901.51	1,563,011.18	1,276,890.33
Ending Invested Amount / Transferor Amount	1,052,584,416.76	607,956,000.00	444,628,416.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.68510%	0.98510%	6.78510%
Monthly Interest Due	726,231.29	26,534.82	215,996.50	968,762.61
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	726,231.29	26,534.82	215,996.50	968,762.61
Investor Default Amount	1,375,446.55	85,966.69	101,597.94	1,563,011.18
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,993,344.51	168,231.51	383,457.77	3,545,033.79

Reallocated Investor Finance Charge Collections				11,017,296.37
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3100%
Base Rate				4.1033%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	726,231.29	26,534.82	215,996.50	968,762.61
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	726,231.29	26,534.82	215,996.50	968,762.61
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

000.00
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.36
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.36
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

000.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,688,259.08
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$215,996.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,472,262.58

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,695,197.61
a. Class A Monthly Interest:	$726,231.29
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,375,446.55
e. Excess Spread:	$7,593,519.77

2. Class B Available Funds:	$605,958.91
a. Class B Monthly Interest:	$26,534.82
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$579,424.09

3. Collateral Available Funds:	$716,139.85
a. Excess Spread:	$716,139.85

4. Total Excess Spread:	$8,889,083.71

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-4 Allocable Principal Collections:	$356,184,525.91
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$196,035,106.75
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$196,035,106.75
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,563,011.18
8. Available Principal Collections (total of items 5., 6. & 7.):	$197,598,117.93

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$197,598,117.93

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$8,889,083.71
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$85,966.69
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$215,996.50
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$101,597.94
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,472,262.58

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$8,889,083.71
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$85,966.69
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$215,996.50
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$101,597.94
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,472,262.58

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1033%
b. Prior Monthly Period:	3.8421%
c. Second Prior Monthly Period:	3.9968%

2. Three Month Average Base Rate:	3.9807%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.3100%
b. Prior Monthly Period:	17.3781%
c. Second Prior Monthly Period:	18.1685%

4. Three Month Average Series Adjusted Portfolio Yield:	17.9522%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,651,766,115.83	909,091,000.00	742,675,115.83
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	28,899,309.49	15,905,461.38	12,993,848.11
Collections of Principal Receivables	532,611,154.16	293,135,936.20	239,475,217.96
Defaulted Amount	4,246,571.96	2,337,207.62	1,909,364.34

Ending Invested Amount / Transferor Amount	1,573,954,398.05	909,091,000.00	664,863,398.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.08510%	1.38510%	4.08510%
Monthly Interest Due	699,286.67	55,788.75	194,455.19	949,530.61
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	699,286.67	55,788.75	194,455.19	949,530.61
Investor Default Amount	2,056,742.50	128,546.41	151,918.71	2,337,207.62
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,089,362.50	267,668.49	444,858.90	4,801,889.89

Reallocated Investor Finance Charge Collections				15,975,341.03
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6636%
Base Rate				3.4123%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	699,286.67	55,788.75	194,455.19	949,530.61
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	699,286.67	55,788.75	194,455.19	949,530.61
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

000.00
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.87
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.87
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

000.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.12
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.12
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,367,906.33
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$194,455.19
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,173,451.14

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,058,298.70
a. Class A Monthly Interest:	$699,286.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,056,742.50
e. Excess Spread:	$11,302,269.53

2. Class B Available Funds:	$878,643.67
a. Class B Monthly Interest:	$55,788.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$822,854.92

3. Collateral Available Funds:	$1,038,398.66
a. Excess Spread:	$1,038,398.66

4. Total Excess Spread:	$13,163,523.11

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-5 Allocable Principal Collections:	$532,611,154.16
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$293,135,936.20
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$293,135,936.20
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,337,207.62
8. Available Principal Collections (total of items 5., 6. & 7.):	$295,473,143.82

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$295,473,143.82

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$13,163,523.11
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$128,546.41
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$194,455.19
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$151,918.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,173,451.14

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$13,163,523.11
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$128,546.41
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$194,455.19
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$151,918.71
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,173,451.14

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.4123%
b. Prior Monthly Period:	3.1511%
c. Second Prior Monthly Period:	3.3058%

2. Three Month Average Base Rate:	3.2897%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6636%
b. Prior Monthly Period:	16.6426%
c. Second Prior Monthly Period:	17.4776%

4. Three Month Average Series Adjusted Portfolio Yield:	17.2612%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,787,355,206.91	1,534,091,000.00	1,253,264,206.91
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	48,767,582.77	26,840,464.98	21,927,117.79
Collections of Principal Receivables	898,781,286.03	494,666,872.18	404,114,413.85
Defaulted Amount	7,166,089.89	3,944,037.70	3,222,052.19
Ending Invested Amount / Transferor Amount	2,656,047,938.49	1,534,091,000.00	1,121,956,938.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related
Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related
Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.48510%	3.28510%	4.78510%
Monthly Interest Due	1,615,046.25	223,284.14	384,371.66	2,222,702.05
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,615,046.25	223,284.14	384,371.66	2,222,702.05
Investor Default Amount	3,470,752.97	216,922.06	256,362.67	3,944,037.70
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,335,799.22	580,831.20	806,927.66	8,723,558.08

Reallocated Investor Finance Charge Collections				27,578,756.10
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1397%
Base Rate				3.9213%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,615,046.25	223,284.14	384,371.66	2,222,702.05
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,615,046.25	223,284.14	384,371.66	2,222,702.05
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

000.00
D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.20
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.20
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

000.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.65
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.65
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$19,239,569.68
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$384,371.66
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,855,198.02

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$24,269,303.93
a. Class A Monthly Interest:	$1,615,046.25
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,470,752.97
e. Excess Spread:	$19,183,504.71

2. Class B Available Funds:	$1,516,831.50
a. Class B Monthly Interest:	$223,284.14
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,293,547.36

3. Collateral Available Funds:	$1,792,620.67
a. Excess Spread:	$1,792,620.67

4. Total Excess Spread:	$22,269,672.74

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-6 Allocable Principal Collections:	$898,781,286.03
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$494,666,872.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$494,666,872.18
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,944,037.70
8. Available Principal Collections (total of items 5., 6. & 7.):	$498,610,909.88

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$498,610,909.88

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$22,269,672.74
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$216,922.06
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$384,371.66
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$256,362.67
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$18,855,198.02

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$22,269,672.74
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$216,922.06
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$384,371.66
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$256,362.67
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,855,198.02

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9213%
b. Prior Monthly Period:	3.6601%
c. Second Prior Monthly Period:	3.8148%

2. Three Month Average Base Rate:	3.7987%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.1397%
b. Prior Monthly Period:	17.1844%
c. Second Prior Monthly Period:	17.9865%

4. Three Month Average Series Adjusted Portfolio Yield:	17.7702%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,083,973,387.24	596,592,000.00	487,381,387.24
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	18,965,204.63	10,437,977.07	8,527,227.56
Collections of Principal Receivables	349,526,674.10	192,370,790.66	157,155,883.44
Defaulted Amount	2,786,817.66	1,533,795.15	1,253,022.51
Ending Invested Amount / Transferor Amount	1,032,909,359.17	596,592,000.00	436,317,359.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.58510%	1.38510%	5.03510%
Monthly Interest Due	670,365.21	36,611.93	157,289.67	864,266.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	670,365.21	36,611.93	157,289.67	864,266.81
Investor Default Amount	1,349,737.27	84,359.86	99,698.02	1,533,795.15
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,895,102.48	175,660.12	321,619.36	3,392,381.96
Reallocated Investor Finance Charge Collections				10,724,971.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1395%
Base Rate				3.9210%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	670,365.21	36,611.93	157,289.67	864,266.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	670,365.21	36,611.93	157,289.67	864,266.81
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.28
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.28
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.12
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.12
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,489,879.65
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$157,289.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,332,589.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,437,958.05
a. Class A Monthly Interest:	$670,365.21
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,349,737.27
e. Excess Spread:	$7,417,855.57

2. Class B Available Funds:	$589,881.37
a. Class B Monthly Interest:	$36,611.93
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$553,269.44

3. Collateral Available Funds:	$697,132.52
a. Excess Spread:	$697,132.52

4. Total Excess Spread:	$8,668,257.53

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-7 Allocable Principal Collections:	$349,526,674.10
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$192,370,790.66
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$192,370,790.66
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,533,795.15
8. Available Principal Collections (total of items 5., 6. & 7.):	$193,904,585.81

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$193,904,585.81

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$8,668,257.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$84,359.86
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$157,289.67
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$99,698.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,332,589.98

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$8,668,257.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$84,359.86
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$157,289.67
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$99,698.02
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,332,589.98

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9210%
b. Prior Monthly Period:	3.6599%
c. Second Prior Monthly Period:	3.8145%

2. Three Month Average Base Rate:	3.7985%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.1395%
b. Prior Monthly Period:	17.1841%
c. Second Prior Monthly Period:	17.9863%

4. Three Month Average Series Adjusted Portfolio Yield:	17.7700%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,135,589,091.08	625,000,000.00	510,589,091.08
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	19,868,273.29	10,935,003.61	8,933,269.68
Collections of Principal Receivables	366,170,131.87	201,530,935.98	164,639,195.89
Defaulted Amount	2,919,517.93	1,606,830.08	1,312,687.85
Ending Invested Amount / Transferor Amount	1,082,093,540.45	625,000,000.00	457,093,540.45

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.88510%	1.38510%	6.03510%
Monthly Interest Due	835,204.03	38,354.77	197,502.84	1,071,061.64
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	835,204.03	38,354.77	197,502.84	1,071,061.64
Investor Default Amount	1,414,010.47	88,375.65	104,443.96	1,606,830.08
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,165,881.17	184,022.09	369,655.13	3,719,558.39
Reallocated Investor Finance Charge Collections				11,401,305.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4515%
Base Rate				4.2546%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	835,204.03	38,354.77	197,502.84	1,071,061.64
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	835,204.03	38,354.77	197,502.84	1,071,061.64
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.52
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.52
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.12
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.12
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,879,249.73
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$197,502.84
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,681,746.89

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,033,148.65
a. Class A Monthly Interest:	$835,204.03
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,414,010.47
e. Excess Spread:	$7,783,934.15

2. Class B Available Funds:	$627,071.79
a. Class B Monthly Interest:	$38,354.77
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$588,717.02

3. Collateral Available Funds:	$741,084.84
a. Excess Spread:	$741,084.84

4. Total Excess Spread:	$9,113,736.01

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2008-9 Allocable Principal Collections:	$366,170,131.87
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$201,530,935.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$201,530,935.98
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,606,830.08
8. Available Principal Collections (total of items 5., 6. & 7.):	$203,137,766.06

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$203,137,766.06

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$9,113,736.01
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$88,375.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$197,502.84
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$104,443.96
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,681,746.89

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$9,113,736.01
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$88,375.65
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$197,502.84
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$104,443.96
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$7,681,746.89

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.2546%
b. Prior Monthly Period:	3.9934%
c. Second Prior Monthly Period:	4.1481%

2. Three Month Average Base Rate:	4.1320%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.4515%
b. Prior Monthly Period:	17.5392%
c. Second Prior Monthly Period:	18.3199%

4. Three Month Average Series Adjusted Portfolio Yield:	18.1035%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,202,356,032.41	1,212,122,000.00	990,234,032.41
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	38,532,433.84	21,207,293.50	17,325,140.34
Collections of Principal Receivables	710,148,596.13	390,848,129.90	319,300,466.23
Defaulted Amount	5,662,099.06	3,116,278.54	2,545,820.52
Ending Invested Amount / Transferor Amount	2,098,607,018.30	1,212,122,000.00	886,485,018.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.63510%	6.28510%	13.78522%
Monthly Interest Due	1,317,163.89	368,216.60	1,547,948.32	3,233,328.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,317,163.89	368,216.60	1,547,948.32	3,233,328.81
Investor Default Amount	2,570,928.12	186,975.89	358,374.53	3,116,278.54
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,554,758.68	676,404.16	2,138,647.85	8,369,810.69
Reallocated Investor Finance Charge Collections				23,267,753.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.5745%
Base Rate				4.4267%
Excess Spread Percentage				15.7294%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,317,163.89	368,216.60	1,547,948.32	3,233,328.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,317,163.89	368,216.60	1,547,948.32	3,233,328.81
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.32
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.32
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$5.06
2. The amount of the distribution in respect of Class B Monthly Interest:	$5.06
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,445,891.36
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,547,948.32
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,897,943.04

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$19,195,884.35
a. Class A Monthly Interest:	$1,317,163.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,570,928.12
e. Excess Spread:	$15,307,792.34

2. Class B Available Funds:	$1,396,059.08
a. Class B Monthly Interest:	$368,216.60
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,027,842.48

3. Collateral Available Funds:	$2,675,810.30
a. Excess Spread:	$2,675,810.30

4. Total Excess Spread:	$19,011,445.12

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2009-1 Allocable Principal Collections:	$710,148,596.13
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$390,848,129.90
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$390,848,129.90
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,116,278.54
8. Available Principal Collections (total of items 5., 6. & 7.):	$393,964,408.44

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$393,964,408.44

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$19,011,445.12
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$186,975.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$557,566.63
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$358,374.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$5,000,000.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest (s):	$990,381.69
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$9,897,943.04

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.4267%
b. Prior Monthly Period:	4.1659%
c. Second Prior Monthly Period:	4.3220%

2. Three Month Average Base Rate:	4.3049%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.5745%
b. Prior Monthly Period:	18.8171%
c. Second Prior Monthly Period:	19.5203%

4. Three Month Average Series Adjusted Portfolio Yield:	19.3040%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,752,949,582.86	1,515,155,000.00	1,237,794,582.86
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	48,165,621.78	26,509,160.62	21,656,461.16
Collections of Principal Receivables	887,687,209.84	488,560,968.50	399,126,241.34
Defaulted Amount	7,077,635.50	3,895,354.60	3,182,280.90

Ending Invested Amount / Transferor Amount	2,623,263,101.24	1,515,155,000.00	1,108,108,101.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	1.53510%	0.98510%	5.53510%
Monthly Interest Due	1,545,760.42	72,133.95	439,127.93	2,057,022.30
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,545,760.42	72,133.95	439,127.93	2,057,022.30
Investor Default Amount	3,213,660.15	233,697.37	447,997.08	3,895,354.60
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,842,753.90	457,331.32	1,177,550.01	8,477,635.23

Reallocated Investor Finance Charge Collections				27,100,094.76
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0323%
Base Rate				3.8064%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,545,760.42	72,133.95	439,127.93	2,057,022.30
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,545,760.42	72,133.95	439,127.93	2,057,022.30
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$19,061,587.46
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$439,127.93
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,622,459.53

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$22,357,526.75
a. Class A Monthly Interest:	$1,545,760.42
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,213,660.15
e. Excess Spread:	$17,598,106.18

2. Class B Available Funds:	$1,625,839.35
a. Class B Monthly Interest:	$72,133.95
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,553,705.40

3. Collateral Available Funds:	$3,116,728.66
a. Excess Spread:	$3,116,728.66

4. Total Excess Spread:	$22,268,540.24

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2009-2 Allocable Principal Collections:	$887,687,209.84
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$488,560,968.50
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$488,560,968.50
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,895,354.60
8. Available Principal Collections (total of items 5., 6. & 7.):	$492,456,323.10

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$492,456,323.10

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$22,268,540.24
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$233,697.37
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$439,127.93
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$447,997.08
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$18,622,459.53

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.8064%
b. Prior Monthly Period:	3.5456%
c. Second Prior Monthly Period:	3.7017%

2. Three Month Average Base Rate:	3.6846%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.0323%
b. Prior Monthly Period:	17.0625%
c. Second Prior Monthly Period:	17.8735%

4. Three Month Average Series Adjusted Portfolio Yield:	17.6561%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$2,989,978.10
3. Monthly Interest previously due but not paid:	$0.01
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,144,978.11

Series 2010-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,872,003,172.63	1,030,304,000.00	841,699,172.63
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	32,752,578.30	18,026,204.72	14,726,373.58
Collections of Principal Receivables	603,626,482.47	332,221,007.15	271,405,475.32
Defaulted Amount	4,812,785.60	2,648,837.53	2,163,948.07
Ending Invested Amount / Transferor Amount	1,783,816,484.96	1,030,304,000.00	753,512,484.96

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.53510%	0.88510%	1.48510%
Monthly Interest Due	366,394.86	44,076.06	80,118.26	490,589.18
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	366,394.86	44,076.06	80,118.26	490,589.18
Investor Default Amount	2,185,288.91	158,929.63	304,618.99	2,648,837.53
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,968,350.44	306,035.69	582,213.92	4,856,600.05
Reallocated Investor Finance Charge Collections				17,519,855.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9944%
Base Rate				2.6970%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	366,394.86	44,076.06	80,118.26	490,589.18
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	366,394.86	44,076.06	80,118.26	490,589.18
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.43
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.71
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.71
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$12,743,373.54
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$80,118.26
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,663,255.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,453,867.04
a. Class A Monthly Interest:	$366,394.86
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,185,288.91
e. Excess Spread:	$11,902,183.27

2. Class B Available Funds:	$1,051,187.24
a. Class B Monthly Interest:	$44,076.06
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,007,111.18

3. Collateral Available Funds:	$2,014,801.05
a. Excess Spread:	$2,014,801.05

4. Total Excess Spread:	$14,924,095.50

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2010-1 Allocable Principal Collections:	$603,626,482.47
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$332,221,007.15
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$332,221,007.15
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,648,837.53
8. Available Principal Collections (total of items 5., 6. & 7.):	$334,869,844.68

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$334,869,844.68

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$14,924,095.50
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$158,929.63
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$80,118.26
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$304,618.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$12,663,255.28

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6970%
b. Prior Monthly Period:	2.4362%
c. Second Prior Monthly Period:	2.5923%

2. Three Month Average Base Rate:	2.5752%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9944%
b. Prior Monthly Period:	15.8815%
c. Second Prior Monthly Period:	16.7641%

4. Three Month Average Series Adjusted Portfolio Yield:	16.5467%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$1,000,408.54
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,304,408.52

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,202,356,032.41	1,212,122,000.00	990,234,032.41
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	38,532,433.84	21,207,293.50	17,325,140.34
Collections of Principal Receivables	710,148,596.13	390,848,129.90	319,300,466.23
Defaulted Amount	5,662,099.06	3,116,278.54	2,545,820.52

Ending Invested Amount / Transferor Amount	2,098,607,018.30	1,212,122,000.00	886,485,018.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.45510%	0.98510%	1.48510%
Monthly Interest Due	366,608.33	57,712.71	94,255.30	518,576.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	366,608.33	57,712.71	94,255.30	518,576.34
Investor Default Amount	2,570,928.12	186,975.89	358,374.53	3,116,278.54
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,604,203.12	365,900.27	684,954.83	5,655,058.22

Reallocated Investor Finance Charge Collections				20,553,001.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9375%
Base Rate				2.6362%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	366,608.33	57,712.71	94,255.30	518,576.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	366,608.33	57,712.71	94,255.30	518,576.34
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,992,198.34
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$94,255.30
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,897,943.04

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,956,215.02
a. Class A Monthly Interest:	$366,608.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,570,928.12
e. Excess Spread:	$14,018,678.57

2. Class B Available Funds:	$1,233,174.65
a. Class B Monthly Interest:	$57,712.71
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,175,461.94

3. Collateral Available Funds:	$2,363,611.59
a. Excess Spread:	$2,363,611.59

4. Total Excess Spread:	$17,557,752.10

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2011-1 Allocable Principal Collections:	$710,148,596.13
3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections:	$390,848,129.90
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$390,848,129.90
6. Shared Principal Collections from other Series allocated to Series 2011-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,116,278.54
8. Available Principal Collections (total of items 5., 6. & 7.):	$393,964,408.44

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$393,964,408.44

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1.
1. Excess Spread:	$17,557,752.10
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$186,975.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$94,255.30
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$358,374.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$14,897,943.04

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6362%
b. Prior Monthly Period:	2.3754%
c. Second Prior Monthly Period:	2.5315%

2. Three Month Average Base Rate:	2.5143%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9375%
b. Prior Monthly Period:	15.8167%
c. Second Prior Monthly Period:	16.7033%

4. Three Month Average Series Adjusted Portfolio Yield:	16.4858%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,212,122,000.00
2. Monthly Interest:	$1,069,550.03
3. Monthly Interest previously due but not paid:	$0.01
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,213,191,550.04

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,202,356,032.41	1,212,122,000.00	990,234,032.41
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	38,532,433.84	21,207,293.50	17,325,140.34
Collections of Principal Receivables	710,148,596.13	390,848,129.90	319,300,466.23
Defaulted Amount	5,662,099.06	3,116,278.54	2,545,820.52

Ending Invested Amount / Transferor Amount	2,098,607,018.30	1,212,122,000.00	886,485,018.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2012	January 13, 2012	January 13, 2012
Coupon January 17, 2012 - February 14, 2012	0.40510%	0.93510%	1.43510%
Monthly Interest Due	326,330.56	54,783.43	91,081.93	472,195.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	326,330.56	54,783.43	91,081.93	472,195.92
Investor Default Amount	2,570,928.12	186,975.89	358,374.53	3,116,278.54
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,563,925.35	362,970.99	681,781.46	5,608,677.80

Reallocated Investor Finance Charge Collections				20,506,620.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8925%
Base Rate				2.5880%
Excess Spread Percentage				14.7490%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	326,330.56	54,783.43	91,081.93	472,195.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	326,330.56	54,783.43	91,081.93	472,195.92
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.33
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.75
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.75
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,989,024.98
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$91,081.93
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,897,943.05

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,917,951.20
a. Class A Monthly Interest:	$326,330.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,570,928.12
e. Excess Spread:	$14,020,692.52

2. Class B Available Funds:	$1,230,391.84
a. Class B Monthly Interest:	$54,783.43
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,175,608.41

3. Collateral Available Funds:	$2,358,277.81
a. Excess Spread:	$2,358,277.81

4. Total Excess Spread:	$17,554,578.74

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2011-2 Allocable Principal Collections:	$710,148,596.13
3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections:	$390,848,129.90
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$390,848,129.90
6. Shared Principal Collections from other Series allocated to Series 2011-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,116,278.54
8. Available Principal Collections (total of items 5., 6. & 7.):	$393,964,408.44

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$393,964,408.44

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2.
1. Excess Spread:	$17,554,578.74
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$186,975.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$91,081.93
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$358,374.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,897,943.05

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5880%
b. Prior Monthly Period:	2.3272%
c. Second Prior Monthly Period:	2.4859%

2. Three Month Average Base Rate:	2.4670%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8925%
b. Prior Monthly Period:	15.7655%
c. Second Prior Monthly Period:	16.6272%

4. Three Month Average Series Adjusted Portfolio Yield:	16.4284%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,212,122,000.00
2. Monthly Interest:	$949,934.94
3. Monthly Interest previously due but not paid:	$0.00
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,213,071,934.94

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,293,675,811.15	712,007,000.00	581,668,811.15
Beginning Adjusted Invested Amount	N/A	712,007,000.00	N/A
Floating Allocation Percentage	N/A	55.0375%	44.9625%
Principal Allocation Percentage	N/A	55.0375%	44.9625%
Collections of Finance Charge Receivables	22,634,159.45	12,457,278.58	10,176,880.87
Collections of Principal Receivables	417,145,115.33	229,586,299.42	187,558,815.91
Defaulted Amount	3,325,947.52	1,830,518.82	1,495,428.70

Ending Invested Amount / Transferor Amount	1,232,733,080.73	712,007,000.00	520,726,080.73

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			January 13, 2012
Coupon January 17, 2012 - February 14, 2012			20.28510%
Monthly Interest Due			11,634,746.19
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			11,634,746.19
Investor Default Amount			1,830,518.82
Investor Monthly Fees Due			1,186,678.33
Investor Additional Amounts Due			0.00
Total Due			14,651,943.34

Investor Finance Charge Collections			12,457,278.58

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			712,007,000.00
Distributions of Interest			11,634,746.19
Distributions of Principal			0.00
Total Distributions			11,634,746.19
Ending Certificates Balance			712,007,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$16.34
(2) The amount of the distribution in respect of Monthly Interest	$16.34
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	712,007,000.00	0.00	0.00	0.00	0.00	712,007,000.00

(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$12,457,278.58
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$1,830,518.82
d. Monthly Interest	$10,626,759.76
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	55.0375%
2. Series 2009-D-II Allocable Principal Collections:	$417,145,115.33
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$229,586,299.42
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$229,586,299.42
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,830,518.82
8. Available Principal Collections (total of items 5., 6. & 7.):	$231,416,818.24

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$231,416,818.24

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$2,194,664.76
3. Applied to fund Required Amount:	$1,007,986.43
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,186,678.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount

2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2005-4	0.00	0.00	0.00	0.00	0.00

2005-7	0.00	0.00	0.00	0.00	0.00

2007-1	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2007-5	0.00	0.00	0.00	0.00	0.00

2007-7	0.00	0.00	0.00	0.00	0.00

2007-8	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series

	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00